Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables
Schedule of trade and other receivables

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Trade receivables, net	6,199	33	6,232	7,561	21	7,582
Other receivables	395	103	498	346	108	454
/ Total	6,593	137	6,730	7,908	129	8,037